SHAREHOLDERS' EQUITY (Information About Share Options Outstanding)(Details) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding, Outstanding	1,707,702
Number exercisable, Exercisable	738,915
0.93-1.79 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 0.93
Exercise Prices, maximum	$ 1.79
Number outstanding, Outstanding	49,450
Weighted average remaining contractual life (in years), Outstanding	5 years 6 months
Weighted average exercise price, Outstanding	$ 1.24
Number exercisable, Exercisable	49,450
Weighted average exercise price, Exercisable	$ 1.24
2.86-2.87 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 2.86
Exercise Prices, maximum	$ 2.87
Number outstanding, Outstanding	114,363
Weighted average remaining contractual life (in years), Outstanding	6 months 29 days
Weighted average exercise price, Outstanding	$ 2.86
Number exercisable, Exercisable	114,363
Weighted average exercise price, Exercisable	$ 2.86
4.20-4.78 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 4.20
Exercise Prices, maximum	$ 4.78
Number outstanding, Outstanding	52,370
Weighted average remaining contractual life (in years), Outstanding	6 years 5 months 16 days
Weighted average exercise price, Outstanding	$ 4.23
Number exercisable, Exercisable	36,417
Weighted average exercise price, Exercisable	$ 4.24
5.48-6.70 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 5.48
Exercise Prices, maximum	$ 6.70
Number outstanding, Outstanding	282,152
Weighted average remaining contractual life (in years), Outstanding	6 years 5 months 1 day
Weighted average exercise price, Outstanding	$ 6.39
Number exercisable, Exercisable	216,599
Weighted average exercise price, Exercisable	$ 6.38
7.40-7.91 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 7.40
Exercise Prices, maximum	$ 7.91
Number outstanding, Outstanding	335,827
Weighted average remaining contractual life (in years), Outstanding	5 years 7 months 13 days
Weighted average exercise price, Outstanding	$ 7.81
Number exercisable, Exercisable	88,958
Weighted average exercise price, Exercisable	$ 7.79
8.38-8.89 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 8.38
Exercise Prices, maximum	$ 8.89
Number outstanding, Outstanding	701,131
Weighted average remaining contractual life (in years), Outstanding	5 years 8 months 23 days
Weighted average exercise price, Outstanding	$ 8.59
Number exercisable, Exercisable	174,377
Weighted average exercise price, Exercisable	$ 8.39
9.04-9.58 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 9.04
Exercise Prices, maximum	$ 9.58
Number outstanding, Outstanding	67,407
Weighted average remaining contractual life (in years), Outstanding	6 years 1 month 12 days
Weighted average exercise price, Outstanding	$ 9.07
Number exercisable, Exercisable
Weighted average exercise price, Exercisable
10.12-10.83 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 10.12
Exercise Prices, maximum	$ 10.83
Number outstanding, Outstanding	105,002
Weighted average remaining contractual life (in years), Outstanding	3 years 9 months 29 days
Weighted average exercise price, Outstanding	$ 10.47
Number exercisable, Exercisable	58,751
Weighted average exercise price, Exercisable	$ 10.43